Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Net Realizable Value

Inventory consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Component parts (1)	$102	$—
Work-in-process (2)	569	—
Finished goods	—	—

Total inventory	$671	$—

(1)	Component parts at September 30, 2012 consisted of manufactured components of the ILUVIEN inserter.
(2)	Work-in-process at September 30, 2012 consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.